Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table sets forth information concerning the compensation of our PEOs and NEOs for each of the fiscal years ended December 31, 2024, 2023 and 2022, and our financial performance for each such fiscal year.

Fiscal Year	SCT Total for Thomas J. Schaefer PEO	SCT Total for Stanley E. Jacot PEO	SCT Total for Kevin Comcowich PEO	CAP to Thomas J. Schaefer PEO (1)	CAP to Stanley E. Jacot Jr. PEO (1)	CAP to Kevin Comcowich PEO (1)	Average SCT Total for Non- PEO NEOs	Average CAP to Non-PEO NEOs (1)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (2)	Net Loss (in thousands)
2024	$499,477	$518,108	—	$567,345	$532,040	—	$262,501	$294,651	$(7)	$(7,038)
2023	—	$525,177	—	—	$487,532	—	$363,404	$342,561	$8	$(13,986)
2022	—	$749,467	$208,088	—	$565,206	$145,945	$430,709	$318,669	$30	$(15,612)

Named Executive Officers, Footnote
(1)
Non-PEO NEOs include Mark Kawakami, former Chief Financial Officer and Laura Pitlik, former Chief Marketing Officer.
(2)
Non-PEO NEOs include Pam Haley, Thomas J, Schaefer, former Chief Financial Officer and Laura Pitlik, former Chief Marketing Officer.
(3)
Non-PEO NEOs include Pam Haley, former Chief Financial Officer and Laura Pitlik, former Chief Marketing Officer.

Adjustment To PEO Compensation, Footnote
(1)
Compensation actually paid to our NEOs reflect the following adjustments for the fiscal years ended December 31, 2024, 2023 and 2022.
(2)
The amounts reported represent the measurement period value of an investment of $100 in our stock on December 30, 2022 (the last trading day before the 2022 fiscal year) and then valued again on each of December 29, 2023 (the last trading day of the 2023 fiscal year) and December 31, 2024 (the last trading day of the 2024 fiscal year), based on the closing price per share of the Company’s common stock as of such dates.

Adjustments to Determine Compensation "Actually Paid" to PEOs and NEOs

	2024			2023		2022
Adjustments	Thomas J. Schaefer PEO	Stanley E. Jacot Jr. PEO	Average Non-PEO NEOs (1)	Stanley E. Jacot Jr. PEO	Average Non-PEO NEOs (2)	Stanley E. Jacot Jr. PEO	Kevin Comcowich PEO	Average Non- PEO NEOs (3)
Deduct the amounts reported under the "Stock Awards" and "Option Awards" columns in the SCT.	$(43,888)	—	$(21,944)	$(10,021)	$(16,204)	$(249,506)	$(70,000)	$(97,809)
Add the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the covered year.	104,078	—	52,039	3,221	4,435	65,245	7,857	17,581
Add (Deduct) the change in fair value as of the end of the year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered year.	2,783	—	487	(30,864)	(9,600)	—	—	(33,816)
Add the fair value as of the vesting date for awards that are granted and vest in the same covered year.	—	—	—	—	—	—	—	—
Add the change in fair value from the end of the prior year to the vesting date for awards granted in prior years that vest in the covered year.	4,896	14,079	1,676	19	526	—	—	2,004
Deduct the fair value at the end of the prior fiscal year for awards granted in prior years that were forfeited during the covered year.	—	(147)	(108)	—	—	—	—	—
Add the value of any dividends, dividend equivalents, or other earnings paid on stock or option awards that are not otherwise reflected in the fair value of such award or included in any other component of total compensation	—	—	—	—	—	—	—	—
Total Adjustments	$67,868	$13,932	$32,150	$(37,645)	$(20,844)	$(184,261)	$(62,143)	$(112,040)

(1)
Non-PEO NEOs include Mark Kawakami, former Chief Financial Officer and Laura Pitlik, former Chief Marketing Officer.
(2)
Non-PEO NEOs include Pam Haley, Thomas J, Schaefer, former Chief Financial Officer and Laura Pitlik, former Chief Marketing Officer.
(3)
Non-PEO NEOs include Pam Haley, former Chief Financial Officer and Laura Pitlik, former Chief Marketing Officer.

Non-PEO NEO Average Total Compensation Amount	$ 262,501	$ 363,404	$ 430,709
Non-PEO NEO Average Compensation Actually Paid Amount	$ 294,651	342,561	318,669
Adjustment to Non-PEO NEO Compensation Footnote
(1)
Compensation actually paid to our NEOs reflect the following adjustments for the fiscal years ended December 31, 2024, 2023 and 2022.
(2)
The amounts reported represent the measurement period value of an investment of $100 in our stock on December 30, 2022 (the last trading day before the 2022 fiscal year) and then valued again on each of December 29, 2023 (the last trading day of the 2023 fiscal year) and December 31, 2024 (the last trading day of the 2024 fiscal year), based on the closing price per share of the Company’s common stock as of such dates.

Adjustments to Determine Compensation "Actually Paid" to PEOs and NEOs

	2024			2023		2022
Adjustments	Thomas J. Schaefer PEO	Stanley E. Jacot Jr. PEO	Average Non-PEO NEOs (1)	Stanley E. Jacot Jr. PEO	Average Non-PEO NEOs (2)	Stanley E. Jacot Jr. PEO	Kevin Comcowich PEO	Average Non- PEO NEOs (3)
Deduct the amounts reported under the "Stock Awards" and "Option Awards" columns in the SCT.	$(43,888)	—	$(21,944)	$(10,021)	$(16,204)	$(249,506)	$(70,000)	$(97,809)
Add the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the covered year.	104,078	—	52,039	3,221	4,435	65,245	7,857	17,581
Add (Deduct) the change in fair value as of the end of the year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered year.	2,783	—	487	(30,864)	(9,600)	—	—	(33,816)
Add the fair value as of the vesting date for awards that are granted and vest in the same covered year.	—	—	—	—	—	—	—	—
Add the change in fair value from the end of the prior year to the vesting date for awards granted in prior years that vest in the covered year.	4,896	14,079	1,676	19	526	—	—	2,004
Deduct the fair value at the end of the prior fiscal year for awards granted in prior years that were forfeited during the covered year.	—	(147)	(108)	—	—	—	—	—
Add the value of any dividends, dividend equivalents, or other earnings paid on stock or option awards that are not otherwise reflected in the fair value of such award or included in any other component of total compensation	—	—	—	—	—	—	—	—
Total Adjustments	$67,868	$13,932	$32,150	$(37,645)	$(20,844)	$(184,261)	$(62,143)	$(112,040)

Compensation Actually Paid vs. Total Shareholder Return

The graphs below display the relationship between compensation actually paid to the PEOs and the average compensation actually paid to the non-PEO NEOs and the Company’s total shareholder return ("TSR") (based on a fixed investment of $100 on December 31, 2021) and net loss for the years presented.ap vs TSR FY21 - FY22

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ (7)	8	30
Net Income (Loss)	(7,038,000)	(13,986,000)	(15,612,000)
Thomas J. Schaefer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	499,477
PEO Actually Paid Compensation Amount	567,345
Stanley E. Jacot [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	518,108	525,177	749,467
PEO Actually Paid Compensation Amount	532,040	487,532	565,206
Kevin Comcowich [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			208,088
PEO Actually Paid Compensation Amount			145,945
PEO | Thomas J. Schaefer [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	67,868
PEO | Thomas J. Schaefer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(43,888)
PEO | Thomas J. Schaefer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	104,078
PEO | Thomas J. Schaefer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,783
PEO | Thomas J. Schaefer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,896
PEO | Stanley E. Jacot [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,932	(37,645)	(184,261)
PEO | Stanley E. Jacot [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(10,021)	(249,506)
PEO | Stanley E. Jacot [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,221	65,245
PEO | Stanley E. Jacot [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(30,864)
PEO | Stanley E. Jacot [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,079	19
PEO | Stanley E. Jacot [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(147)
PEO | Kevin Comcowich [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(62,143)
PEO | Kevin Comcowich [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(70,000)
PEO | Kevin Comcowich [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,857
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,150	(20,844)	(112,040)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,944)	(16,204)	(97,809)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,039	4,435	17,581
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	487	(9,600)	(33,816)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,676	$ 526	$ 2,004
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (108)